Credit Facilities, Long-Term Debt and Lease Liabilities - Credit Facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	$ 902
Available capacity	1,288	$ 1,500
Cash and cash equivalents	947	703	$ 411	$ 89
Canadian committed bilateral credit facilities
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	186
Available capacity	54
Sustainability Linked Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	1,300
Letter of credit
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	157
Credit facilities | Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing capacity under line of credit	1,300	1,500
Corporation and TransAlta Renewables | Syndicated Bank Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	2,000	2,000
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)	17	$ 17
Restricted cash and cash equivalents, principal amount	$ 17